MARKETABLE AND NON-MARKETABLE SECURITIES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Marketable Securities, Current, Total	$ 3,600		$ 3,600		$ 3,600	$ 13,800
Loss On Conversion Of Accounts Receivable To Marketable Securities					0	36,000
Marketable Securities, Unrealized Gain (Loss), Total	900	$ 0	0	$ 0	(10,200)	(10,200)
Investment Owned, at Cost	$ 50,000		$ 50,000		50,000	$ 50,000
Ecologic Transportation [Member]
Number Of Shares Note Is Convertible Of Company						600,000
Investment Amount From Conversion Of Accounts Receivable						$ 60,000
Peartrack Security Systems Inc [Member]
Investment Owned, Balance, Shares						60,000
Investment Owned, at Fair Value						$ 24,000
Marketable Securities, Current, Total						13,800
Loss On Conversion Of Accounts Receivable To Marketable Securities					3,600	36,000
Marketable Securities, Unrealized Gain (Loss), Total					10,200	$ 10,200
Cannonball Red [Member]
Investment Owned, Balance, Shares						97,500
Investment Owned, at Cost					$ 97,500	$ 50,000
Repurchase Amount Of Cost Method Investment						$ 60,000
Beta Music Group [Member]
Investment Owned, Balance, Shares						1,200,000
Investment Owned, at Cost						$ 0